PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 123.9%
Asset-Backed Securities 9.0%
Collateralized Loan Obligations
Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class A, 144A, 3 Month SOFR + 2.600% (Cap N/A, Floor 2.600%)	7.994%(c)	07/15/30	3,692	$3,711,404
Battalion CLO Ltd. (Cayman Islands), Series 2015-08A, Class A1R2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.727(c)	07/18/30	1,720	1,711,954
BlueMountain CLO Ltd. (Cayman Islands), Series 2016-02A, Class A1R2, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.761(c)	08/20/32	3,000	2,965,500
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	6.634(c)	04/17/31	2,855	2,844,086
CIFC Funding Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 0.000%)	6.717(c)	04/20/31	2,712	2,697,045
Guggenheim CLO STAT Ltd. (Cayman Islands), Series 2022-01A, Class A1A, 144A, 3 Month SOFR + 2.590% (Cap N/A, Floor 2.590%)	7.968(c)	10/25/31	1,700	1,708,202
KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	6.835(c)	01/15/31	1,739	1,732,916
KKR Static CLO Ltd. (Cayman Islands), Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.220% (Cap N/A, Floor 2.220%)	7.636(c)	10/20/31	1,651	1,652,200
Madison Park Funding Ltd. (Cayman Islands), Series 2015-18A, Class ARR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	6.614(c)	10/21/30	2,444	2,430,783
OFSI BSL Ltd. (Cayman Islands), Series 2023-12A, Class A1, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)	7.816(c)	01/20/35	2,250	2,265,763
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2022-03A, Class A1A, 144A, 3 Month SOFR + 1.820% (Cap N/A, Floor 1.820%)	7.214(c)	04/15/31	3,418	3,432,046
Shackleton CLO Ltd. (Cayman Islands), Series 2017-11A, Class AR, 144A, 3 Month SOFR + 1.352% (Cap N/A, Floor 0.262%)	6.716(c)	08/15/30	2,033	2,027,898
Signal Peak CLO Ltd., Series 2018-05A, Class A, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)	6.750(c)	04/25/31	2,255	2,246,503

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
TSTAT Ltd. (Bermuda), Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.370% (Cap N/A, Floor 2.370%)	7.786%(c)	01/20/31	1,864	$1,867,933
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	6.610(c)	04/25/31	1,188	1,183,530
Series 2015-03A, Class A1R, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.452%)	6.867(c)	10/20/31	4,000	3,985,107

Total Asset-Backed Securities (cost $38,109,206)				38,462,870
Convertible Bond 0.0%
Telecommunications
Digicel Group Holdings Ltd. (Jamaica), Sub. Notes, 144A, Cash coupon 7.000% (original cost $5,338; purchased 03/21/23 - 04/03/23)(f) (cost $5,338)	7.000	11/16/23(d)(oo)	36	1,811
Corporate Bonds 108.2%
Advertising 0.4%
CMG Media Corp., Gtd. Notes, 144A(aa)	8.875	12/15/27	1,965	1,527,230
Aerospace & Defense 3.1%
Boeing Co. (The),
Sr. Unsec’d. Notes(aa)	5.805	05/01/50	2,650	2,283,557
Sr. Unsec’d. Notes	5.930	05/01/60	750	630,925
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	1,550	1,367,875
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	875	839,368
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	768	765,120
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	1,350	1,250,438
Sr. Unsec’d. Notes, 144A(aa)	7.875	04/15/27	3,040	2,926,000

Spirit AeroSystems, Inc., Sec’d. Notes, 144A	7.500	04/15/25	400	398,970
TransDigm, Inc.,
Gtd. Notes	4.625	01/15/29	600	516,946

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)
TransDigm, Inc., (cont’d.)
Gtd. Notes(aa)	5.500%	11/15/27	1,825	$1,700,501
Sr. Sec’d. Notes, 144A	6.250	03/15/26	600	586,650
				13,266,350
Agriculture 0.3%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29	1,350	1,144,561
Airlines 1.7%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A	7.250	02/15/28	350	325,880
Sr. Sec’d. Notes, 144A	11.750	07/15/25	725	768,544
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A(aa)	5.500	04/20/26	958	931,883
Sr. Sec’d. Notes, 144A(aa)	5.750	04/20/29	1,425	1,285,464

Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Sr. Sec’d. Notes, 144A	5.750	01/20/26	625	461,719
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	1,080	1,004,500
Sr. Sec’d. Notes, 144A	4.625	04/15/29	830	701,721
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30	750	499,912
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	1,100	842,875
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	475	363,375
				7,185,873
Apparel 0.4%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	375	310,451
Wolverine World Wide, Inc., Gtd. Notes, 144A	4.000	08/15/29	1,825	1,358,985
				1,669,436

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers 2.2%
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250%	02/12/32	725	$546,454
Sr. Unsec’d. Notes(aa)	4.750	01/15/43	3,925	2,722,459
Sr. Unsec’d. Notes	5.291	12/08/46	1,450	1,053,126
Sr. Unsec’d. Notes	7.400	11/01/46	200	187,927
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.375	11/13/25	725	676,478
Sr. Unsec’d. Notes	4.000	11/13/30	400	329,464
Sr. Unsec’d. Notes	5.584	03/18/24	310	308,508
Sr. Unsec’d. Notes	6.800	05/12/28	200	199,499
Sr. Unsec’d. Notes	6.950	03/06/26	375	376,098

Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	7.750	10/15/25	1,000	1,000,000
Nissan Motor Co. Ltd. (Japan), Sr. Unsec’d. Notes, 144A	4.810	09/17/30	650	550,647
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	1,325	1,245,606
				9,196,266
Auto Parts & Equipment 1.4%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A	4.875	08/15/26	1,161	1,078,279
Sr. Sec’d. Notes, 144A	7.000	04/15/28	400	392,704
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250	03/15/26	271	261,862
Gtd. Notes(aa)	6.500	04/01/27	806	760,242

Clarios Global LP/Clarios US Finance Co., Gtd. Notes, 144A	8.500	05/15/27	375	369,525
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25	250	243,125
Dana, Inc.,
Sr. Unsec’d. Notes	4.250	09/01/30	250	198,251
Sr. Unsec’d. Notes	4.500	02/15/32	600	469,648
Sr. Unsec’d. Notes	5.375	11/15/27	200	183,919
Sr. Unsec’d. Notes	5.625	06/15/28	600	543,645

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment (cont’d.)

Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000%	11/17/28	1,000	$802,501
Titan International, Inc., Sr. Sec’d. Notes	7.000	04/30/28	950	867,803
				6,171,504
Banks 0.7%
Citigroup, Inc., Jr. Sub. Notes	3.875(ff)	02/18/26(oo)	625	523,252
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	7.625	05/01/26	550	506,184
Sr. Unsec’d. Notes, 144A	12.000	10/01/28	250	250,863
Sr. Unsec’d. Notes, 144A	12.250	10/01/30	325	325,209

Intesa Sanpaolo SpA (Italy), Sub. Notes, 144A	4.198(ff)	06/01/32	2,200	1,566,642
				3,172,150
Building Materials 2.0%
Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A	8.750	08/01/28	650	606,904
Cornerstone Building Brands, Inc., Gtd. Notes, 144A(aa)	6.125	01/15/29	1,100	806,660
Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A	7.875	01/31/27	600	569,496
Griffon Corp., Gtd. Notes	5.750	03/01/28	480	433,555
JELD-WEN, Inc., Gtd. Notes, 144A	4.625	12/15/25	462	438,188
Knife River Corp., Sr. Unsec’d. Notes, 144A	7.750	05/01/31	300	298,942
Masonite International Corp.,
Gtd. Notes, 144A	3.500	02/15/30	675	534,937
Gtd. Notes, 144A	5.375	02/01/28	105	96,411

MIWD Holdco II LLC/MIWD Finance Corp., Gtd. Notes, 144A	5.500	02/01/30	952	755,502
Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	1,123	1,038,427

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375%	01/15/31	400	$302,569
Sr. Unsec’d. Notes, 144A(aa)	4.375	07/15/30	1,250	1,022,637
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	1,400	1,254,604
Sr. Unsec’d. Notes, 144A	5.000	02/15/27	320	295,910
				8,454,742
Chemicals 3.0%
Ashland, Inc., Sr. Unsec’d. Notes(aa)	6.875	05/15/43	2,125	2,000,905
ASP Unifrax Holdings, Inc.,
Sr. Sec’d. Notes, 144A	5.250	09/30/28	325	220,927
Sr. Unsec’d. Notes, 144A	7.500	09/30/29	225	121,568

Avient Corp., Sr. Unsec’d. Notes, 144A	5.750	05/15/25	870	851,811
Chemours Co. (The),
Gtd. Notes, 144A	4.625	11/15/29	625	483,269
Gtd. Notes, 144A	5.750	11/15/28	345	291,803

Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A, Cash coupon 8.250% and PIK 2.000% (original cost $1,791,655; purchased 03/19/19)(f)	10.250	09/01/27(d)	1,820	1,550,494
Iris Holding, Inc., Sr. Unsec’d. Notes, 144A(aa)	10.000	12/15/28	1,100	807,142
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A(aa)	4.875	06/01/24	1,315	1,292,250
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	4.250	10/01/28	625	498,686
Sr. Sec’d. Notes, 144A	9.750	11/15/28	925	904,000

Rain Carbon, Inc., Sr. Sec’d. Notes, 144A	12.250	09/01/29	475	483,325
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	35	33,612
SK Invictus Intermediate II Sarl, Sr. Sec’d. Notes, 144A	5.000	10/30/29	1,195	902,225
SNF Group SACA (France), Sr. Unsec’d. Notes, 144A	3.375	03/15/30	450	361,687

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

TPC Group, Inc., Sr. Sec’d. Notes, 144A (original cost $1,007,863; purchased 12/15/22 - 05/16/23)(f)	13.000%	12/16/27	1,009	$1,011,017
Tronox, Inc., Gtd. Notes, 144A	4.625	03/15/29	615	482,868
Valvoline, Inc., Sr. Unsec’d. Notes, 144A	3.625	06/15/31	400	304,213
WR Grace Holdings LLC, Sr. Sec’d. Notes, 144A	7.375	03/01/31	175	162,225
				12,764,027
Coal 0.2%
Conuma Resources Ltd. (Canada), Sr. Sec’d. Notes, 144A	13.125	05/01/28	700	646,639
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	10.750	05/15/26	400	412,000
				1,058,639
Commercial Services 7.1%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	759	695,418
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	430	402,555
Sr. Unsec’d. Notes, 144A(aa)	6.000	06/01/29	1,150	831,335
Sr. Unsec’d. Notes, 144A(aa)	9.750	07/15/27	3,875	3,374,731
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	860	703,050
Sr. Sec’d. Notes, 144A	4.625	06/01/28	1,315	1,068,832

Alta Equipment Group, Inc., Sec’d. Notes, 144A	5.625	04/15/26	500	448,307
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	825	687,190
Gtd. Notes, 144A	4.625	10/01/27	400	358,744

APi Group DE, Inc., Gtd. Notes, 144A	4.750	10/15/29	325	279,580

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A(aa)	4.750%	04/01/28		1,295	$1,116,155
Avis Budget Finance PLC, Gtd. Notes	4.750	01/30/26	EUR	275	279,309
Brink’s Co. (The),
Gtd. Notes, 144A	4.625	10/15/27		375	339,787
Gtd. Notes, 144A(aa)	5.500	07/15/25		200	194,990

Carriage Services, Inc., Gtd. Notes, 144A	4.250	05/15/29		200	163,543
Gartner, Inc.,
Gtd. Notes, 144A	3.625	06/15/29		425	358,788
Gtd. Notes, 144A	3.750	10/01/30		325	270,145

GTCR W-2 Merger Sub LLC, Sr. Sec’d. Notes, 144A	7.500	01/15/31		450	443,748
Herc Holdings, Inc., Gtd. Notes, 144A	5.500	07/15/27		441	414,934
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26		475	400,921
Gtd. Notes, 144A	5.000	12/01/29		525	377,413

Metis Merger Sub LLC, Sr. Unsec’d. Notes, 144A(aa)	6.500	05/15/29		2,750	2,244,600
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A(aa)	5.500	09/01/28		2,075	1,733,247
NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500	04/15/29		900	773,630
Service Corp. International, Sr. Unsec’d. Notes	3.375	08/15/30		1,457	1,166,931
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		575	457,483
Gtd. Notes	4.000	07/15/30		150	126,083
Gtd. Notes(aa)	4.875	01/15/28		5,720	5,314,281

Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A(aa)	9.750	08/15/26		4,825	4,791,767
VT Topco, Inc., Sr. Sec’d. Notes, 144A	8.500	08/15/30		350	341,229
					30,158,726

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers 0.7%
CA Magnum Holdings (India), Sr. Sec’d. Notes, 144A	5.375%	10/31/26	225	$195,944
McAfee Corp., Sr. Unsec’d. Notes, 144A(aa)	7.375	02/15/30	1,130	903,600
NCR Voyix Corp.,
Gtd. Notes, 144A	5.000	10/01/28	550	475,127
Gtd. Notes, 144A	5.125	04/15/29	425	365,585
Gtd. Notes, 144A	5.250	10/01/30	350	289,805

Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Sec’d. Notes, 144A	5.750	06/01/25	875	854,851
				3,084,912
Distribution/Wholesale 0.8%
H&E Equipment Services, Inc., Gtd. Notes, 144A(aa)	3.875	12/15/28	2,250	1,906,364
Ritchie Bros Holdings, Inc. (Canada),
Gtd. Notes, 144A	7.750	03/15/31	450	450,000
Sr. Sec’d. Notes, 144A	6.750	03/15/28	150	147,000

Windsor Holdings III LLC, Sr. Sec’d. Notes, 144A	8.500	06/15/30	750	734,968
				3,238,332
Diversified Financial Services 4.1%
Bread Financial Holdings, Inc., Gtd. Notes, 144A	4.750	12/15/24	1,075	1,041,521
goeasy Ltd. (Canada), Gtd. Notes, 144A	4.375	05/01/26	525	473,156
Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unsec’d. Notes, 144A	5.000	08/15/28	1,525	1,221,030
LD Holdings Group LLC, Gtd. Notes, 144A	6.125	04/01/28	975	540,842
LFS Topco LLC, Gtd. Notes, 144A	5.875	10/15/26	875	739,568
LPL Holdings, Inc.,
Gtd. Notes, 144A	4.000	03/15/29	300	257,930
Gtd. Notes, 144A	4.375	05/15/31	100	83,418

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A	8.125%	03/30/29	450	$441,882
Sr. Unsec’d. Notes, 144A	8.375	05/01/28	200	198,792
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30	1,075	873,655
Gtd. Notes, 144A(aa)	5.500	08/15/28	2,420	2,137,270
Gtd. Notes, 144A(aa)	6.000	01/15/27	1,725	1,605,478
Navient Corp.,
Sr. Unsec’d. Notes	5.500	03/15/29	1,800	1,461,033
Sr. Unsec’d. Notes	9.375	07/25/30	300	282,804
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	350	278,095
Gtd. Notes	6.875	03/15/25	125	123,416
Gtd. Notes(aa)	7.125	03/15/26	3,748	3,642,356
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	575	469,554
Gtd. Notes, 144A	5.375	10/15/25	800	761,547
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	3.625	03/01/29	200	162,614
Gtd. Notes, 144A	3.875	03/01/31	50	38,651
Gtd. Notes, 144A	4.000	10/15/33	1,175	863,972
				17,698,584
Electric 5.0%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31	75	59,863
Sr. Sec’d. Notes, 144A	4.500	02/15/28	375	338,224
Sr. Unsec’d. Notes, 144A(aa)	4.625	02/01/29	2,025	1,707,563
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	875	706,374
Sr. Unsec’d. Notes, 144A(aa)	5.125	03/15/28	5,950	5,325,036

Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders, Sub. Notes, 144A, Cash coupon 13.000%	13.000	06/01/24	252	163,833
NRG Energy, Inc.,
Gtd. Notes(aa)	5.750	01/15/28	2,975	2,793,774
Gtd. Notes, 144A	3.375	02/15/29	150	122,288
Gtd. Notes, 144A	3.625	02/15/31	325	245,223
Gtd. Notes, 144A	3.875	02/15/32	625	466,824
Gtd. Notes, 144A	5.250	06/15/29	650	574,760

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
NRG Energy, Inc., (cont’d.)
Jr. Sub. Notes, 144A	10.250%(ff)	03/15/28(oo)		1,050	$1,013,250

PG&E Corp., Sr. Sec’d. Notes	5.250	07/01/30		735	643,656
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		125	114,266
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		250	237,521
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29		1,075	911,266
Gtd. Notes, 144A	5.000	07/31/27		325	298,172
Gtd. Notes, 144A	5.500	09/01/26		575	548,184
Gtd. Notes, 144A(aa)	5.625	02/15/27		5,625	5,293,778
					21,563,855
Electrical Components & Equipment 0.6%
Energizer Gamma Acquisition BV, Gtd. Notes	3.500	06/30/29	EUR	100	83,117
Energizer Holdings, Inc.,
Gtd. Notes, 144A	4.375	03/31/29		750	615,266
Gtd. Notes, 144A	4.750	06/15/28		350	300,651
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125	06/15/25		600	600,870
Gtd. Notes, 144A(aa)	7.250	06/15/28		1,130	1,123,881
					2,723,785
Electronics 0.4%
Likewize Corp., Sr. Sec’d. Notes, 144A	9.750	10/15/25		1,515	1,506,006
Engineering & Construction 0.3%
AECOM, Gtd. Notes	5.125	03/15/27		205	193,305
Brand Industrial Services, Inc., Sr. Sec’d. Notes, 144A	10.375	08/01/30		350	347,766

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Engineering & Construction (cont’d.)
TopBuild Corp.,
Gtd. Notes, 144A	3.625%	03/15/29	500	$418,240
Gtd. Notes, 144A	4.125	02/15/32	425	337,009
				1,296,320
Entertainment 4.0%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25	2,035	2,002,749
Sr. Sec’d. Notes, 144A	7.000	02/15/30	1,750	1,684,407
Sr. Unsec’d. Notes, 144A	4.625	10/15/29	1,500	1,233,609

CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	275	260,835
CDI Escrow Issuer, Inc., Sr. Unsec’d. Notes, 144A	5.750	04/01/30	775	693,644
Churchill Downs, Inc., Gtd. Notes, 144A	6.750	05/01/31	275	256,805
Everi Holdings, Inc., Gtd. Notes, 144A	5.000	07/15/29	100	83,999
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A(aa)	7.625	04/15/26	2,100	2,106,106
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	4.125	04/15/26	300	282,750
Sr. Sec’d. Notes, 144A	6.250	01/15/27	350	339,968
Sr. Sec’d. Notes, 144A	6.500	02/15/25	860	850,368
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	700	595,940
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	525	439,330

Light & Wonder International, Inc., Gtd. Notes, 144A	7.500	09/01/31	300	293,030
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29	825	687,280
Motion Bondco DAC (United Kingdom), Gtd. Notes, 144A	6.625	11/15/27	344	307,880
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	07/01/29	675	524,503
Sr. Unsec’d. Notes, 144A(aa)	5.625	01/15/27	2,080	1,902,794

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Entertainment (cont’d.)

Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes, 144A	5.875%	09/01/31	1,100	$746,764
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unsec’d. Notes, 144A	6.625	03/01/30	825	709,602
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A(aa)	5.125	10/01/29	1,110	947,787
Gtd. Notes, 144A	7.125	02/15/31	100	93,127
				17,043,277
Environmental Control 0.6%
Covanta Holding Corp.,
Gtd. Notes	5.000	09/01/30	325	253,316
Gtd. Notes, 144A	4.875	12/01/29	625	488,957
GFL Environmental, Inc. (Canada),
Gtd. Notes, 144A	4.000	08/01/28	275	235,813
Gtd. Notes, 144A	4.375	08/15/29	1,625	1,385,312
Gtd. Notes, 144A	4.750	06/15/29	50	43,625
				2,407,023
Foods 2.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	3.500	03/15/29	1,060	903,655
B&G Foods, Inc.,
Gtd. Notes(aa)	5.250	09/15/27	2,950	2,427,916
Sr. Sec’d. Notes, 144A	8.000	09/15/28	550	536,304

C&S Group Enterprises LLC, Gtd. Notes, 144A	5.000	12/15/28	825	638,707
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A	7.500	04/15/25	300	295,733
Sr. Sec’d. Notes, 144A	4.625	11/15/28	50	43,426
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes	3.750	12/01/31	525	405,491
Sr. Unsec’d. Notes	5.500	01/15/30	900	820,897

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)

Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.125%	01/31/30	225	$191,218
Pilgrim’s Pride Corp., Gtd. Notes	3.500	03/01/32	375	285,648
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30	1,075	901,997
Gtd. Notes, 144A	5.500	12/15/29	425	376,974
Sr. Unsec’d. Notes, 144A	4.500	09/15/31	1,400	1,136,389
				8,964,355
Gas 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25	25	23,998
Sr. Unsec’d. Notes(aa)	5.750	05/20/27	1,800	1,653,734
Sr. Unsec’d. Notes	5.875	08/20/26	325	304,702
				1,982,434
Healthcare-Products 1.1%
Embecta Corp.,
Sr. Sec’d. Notes, 144A	5.000	02/15/30	1,050	833,432
Sr. Sec’d. Notes, 144A	6.750	02/15/30	575	476,618
Medline Borrower LP,
Sr. Sec’d. Notes, 144A(aa)	3.875	04/01/29	2,025	1,708,952
Sr. Unsec’d. Notes, 144A	5.250	10/01/29	2,025	1,724,217
				4,743,219
Healthcare-Services 4.0%
DaVita, Inc.,
Gtd. Notes, 144A(aa)	3.750	02/15/31	3,025	2,175,650
Gtd. Notes, 144A(aa)	4.625	06/01/30	2,325	1,822,850

Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	4.375	02/15/27	550	454,677
LifePoint Health, Inc., Gtd. Notes, 144A	5.375	01/15/29	925	559,128
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A(aa)	7.250	11/01/25	1,800	1,646,992

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750%	12/01/26	3,050	$2,872,243
Tenet Healthcare Corp.,
Sr. Sec’d. Notes(aa)	4.250	06/01/29	1,925	1,649,385
Sr. Sec’d. Notes(aa)	4.375	01/15/30	4,825	4,085,744
Sr. Unsec’d. Notes(aa)	6.875	11/15/31	2,025	1,868,634
				17,135,303
Home Builders 5.5%
Adams Homes, Inc., Sr. Unsec’d. Notes, 144A	9.250	10/15/28	550	537,198
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	825	668,751
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	625	487,866
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	1,425	1,272,636
Gtd. Notes(aa)	7.250	10/15/29	1,975	1,802,316
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A(aa)	4.875	02/15/30	2,175	1,653,000
Gtd. Notes, 144A	6.250	09/15/27	40	34,750
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	400	312,000

Century Communities, Inc., Gtd. Notes(aa)	6.750	06/01/27	1,725	1,664,534
Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	7.000	12/15/25	275	255,750
Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	450	402,299
Gtd. Notes, 144A(aa)	5.000	03/01/28	1,200	1,056,574
KB Home,
Gtd. Notes	4.800	11/15/29	1,000	866,481
Gtd. Notes	6.875	06/15/27	1,225	1,215,921

Lennar Corp., Gtd. Notes(aa)	5.000	06/15/27	1,250	1,206,154
M/I Homes, Inc.,
Gtd. Notes	3.950	02/15/30	375	298,860
Gtd. Notes	4.950	02/01/28	450	403,652

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A(aa)	4.625%	03/01/30	1,333	$1,084,729
Sr. Unsec’d. Notes, 144A(aa)	5.250	12/15/27	1,075	964,813

Meritage Homes Corp., Gtd. Notes	5.125	06/06/27	1,775	1,681,339
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	1,293	1,142,743
Sr. Unsec’d. Notes	4.750	04/01/29	475	402,395

STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	7.500	02/15/26	975	913,575
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	450	409,455
Gtd. Notes, 144A	5.875	06/15/27	925	867,173
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	630	530,871

Tri Pointe Homes, Inc., Gtd. Notes	5.700	06/15/28	1,555	1,390,160
				23,525,995
Home Furnishings 0.0%
Tempur Sealy International, Inc., Gtd. Notes, 144A	4.000	04/15/29	200	164,035
Household Products/Wares 0.4%
ACCO Brands Corp., Gtd. Notes, 144A(aa)	4.250	03/15/29	1,150	953,725
Central Garden & Pet Co., Gtd. Notes, 144A	4.125	04/30/31	100	79,757
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A	7.000	12/31/27	800	680,000
Sr. Sec’d. Notes, 144A	5.000	12/31/26	175	158,375
				1,871,857
Housewares 0.6%
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.000	04/01/31	1,500	1,116,576
Gtd. Notes	4.375	02/01/32	725	531,732

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Housewares (cont’d.)

SWF Escrow Issuer Corp., Sr. Unsec’d. Notes, 144A(aa)	6.500%	10/01/29	1,675	$946,742
				2,595,050
Insurance 0.3%
Acrisure LLC/Acrisure Finance, Inc., Sr. Unsec’d. Notes, 144A	7.000	11/15/25	750	727,974
BroadStreet Partners, Inc., Sr. Unsec’d. Notes, 144A	5.875	04/15/29	875	762,513
				1,490,487
Internet 1.3%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A(aa)	3.875	09/15/27	1,925	1,570,312
Sr. Unsec’d. Notes, 144A	5.625	09/15/28	625	468,754

Gen Digital, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.000	04/15/25	2,000	1,945,272
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A	3.500	03/01/29	525	441,539
Gtd. Notes, 144A	5.250	12/01/27	1,165	1,099,718
				5,525,595
Iron/Steel 0.9%
ATI, Inc., Sr. Unsec’d. Notes	7.250	08/15/30	275	264,869
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A(aa)	6.625	01/31/29	1,709	1,692,679
Cleveland-Cliffs, Inc., Gtd. Notes, 144A	6.750	04/15/30	800	742,641
Commercial Metals Co.,
Sr. Unsec’d. Notes	4.125	01/15/30	175	147,682
Sr. Unsec’d. Notes	4.375	03/15/32	275	221,507

Mineral Resources Ltd. (Australia), Sr. Unsec’d. Notes, 144A	9.250	10/01/28	575	575,000
				3,644,378

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Leisure Time 3.9%
Carnival Corp.,
Gtd. Notes, 144A	5.750%	03/01/27	2,775	$2,469,750
Gtd. Notes, 144A	6.000	05/01/29	1,075	908,375
Gtd. Notes, 144A	7.625	03/01/26	625	605,913
Gtd. Notes, 144A	10.500	06/01/30	200	202,125
Sr. Sec’d. Notes, 144A	4.000	08/01/28	200	173,540

Lindblad Expeditions Holdings, Inc., Sr. Sec’d. Notes, 144A	9.000	05/15/28	600	586,557
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	1,900	1,705,250
Sr. Sec’d. Notes, 144A	8.125	01/15/29	200	194,750
Sr. Sec’d. Notes, 144A	8.375	02/01/28	1,150	1,139,937
Sr. Unsec’d. Notes, 144A	7.750	02/15/29	1,075	938,152
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A	7.250	01/15/30	1,150	1,132,750
Gtd. Notes, 144A	9.250	01/15/29	325	338,813
Sr. Sec’d. Notes, 144A	8.250	01/15/29	875	899,062
Sr. Unsec’d. Notes, 144A	5.375	07/15/27	500	459,375
Sr. Unsec’d. Notes, 144A	5.500	08/31/26	250	235,550
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	1,200	1,090,476
Sr. Unsec’d. Notes, 144A	11.625	08/15/27	425	461,070
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	1,225	1,103,602
Sr. Unsec’d. Notes, 144A	9.125	07/15/31	625	614,063

Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	1,200	1,062,000
Vista Outdoor, Inc., Gtd. Notes, 144A	4.500	03/15/29	225	209,442
				16,530,552
Lodging 1.9%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32	900	711,389
Gtd. Notes, 144A	4.000	05/01/31	275	227,219
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	200	185,734
Gtd. Notes(aa)	5.500	04/15/27	1,136	1,060,774
Gtd. Notes	5.750	06/15/25	50	48,919
Gtd. Notes(aa)	6.750	05/01/25	1,910	1,899,234

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging (cont’d.)

Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A	5.875%	05/15/25	625	$600,753
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.125	12/15/29	1,325	1,032,652
Sr. Unsec’d. Notes, 144A	5.500	10/01/27	550	478,384
Sr. Unsec’d. Notes, 144A	5.625	08/26/28	2,125	1,770,125
				8,015,183
Machinery-Construction & Mining 0.1%
Terex Corp., Gtd. Notes, 144A	5.000	05/15/29	725	637,976
Machinery-Diversified 0.8%
Chart Industries, Inc.,
Gtd. Notes, 144A	9.500	01/01/31	400	412,107
Sr. Sec’d. Notes, 144A	7.500	01/01/30	750	736,891

GrafTech Finance, Inc., Sr. Sec’d. Notes, 144A	4.625	12/15/28	975	715,684
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	975	951,685
TK Elevator US Newco, Inc. (Germany), Sr. Sec’d. Notes, 144A	5.250	07/15/27	625	567,187
				3,383,554
Media 8.7%
AMC Networks, Inc., Gtd. Notes(aa)	5.000	04/01/24	1,300	1,291,854
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500	05/01/32	1,850	1,415,740
Sr. Unsec’d. Notes, 144A(aa)	4.250	02/01/31	5,600	4,357,274
Sr. Unsec’d. Notes, 144A	4.500	06/01/33	700	522,202
Sr. Unsec’d. Notes, 144A(aa)	4.750	03/01/30	2,900	2,392,851
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	1,000	895,058
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	75	68,996
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	375	358,794
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	1,175	752,651

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
CSC Holdings LLC, (cont’d.)
Gtd. Notes, 144A(aa)	4.125%	12/01/30	775	$519,263
Gtd. Notes, 144A	6.500	02/01/29	1,200	947,602
Sr. Unsec’d. Notes, 144A(aa)	4.625	12/01/30	4,875	2,464,811
Sr. Unsec’d. Notes, 144A(aa)	5.750	01/15/30	2,550	1,338,602
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $5,393,891; purchased 07/18/19 - 11/18/21)(f)	6.625	08/15/27(d)	6,595	66,591
Sec’d. Notes, 144A (original cost $3,277,261; purchased 07/18/19 - 08/30/22)(f)	5.375	08/15/26(d)	6,090	68,313
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	1,840	945,995
Gtd. Notes	7.375	07/01/28	1,065	598,436
Gtd. Notes(aa)	7.750	07/01/26	5,015	3,357,606

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27	1,875	1,857,083
Gray Television, Inc., Gtd. Notes, 144A	5.875	07/15/26	805	717,136
iHeartCommunications, Inc., Sr. Sec’d. Notes	6.375	05/01/26	1,421	1,158,025
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	5.375	08/15/27	1,040	949,453
News Corp., Sr. Unsec’d. Notes, 144A	3.875	05/15/29	325	278,270
Nexstar Media, Inc.,
Gtd. Notes, 144A	4.750	11/01/28	150	126,227
Gtd. Notes, 144A	5.625	07/15/27	984	885,271
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500	09/15/26	610	467,675
Sr. Unsec’d. Notes, 144A(aa)	6.500	09/15/28	3,680	1,821,488

Sinclair Television Group, Inc., Gtd. Notes, 144A	5.125	02/15/27	1,495	1,183,235
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	4.500	05/01/29	400	318,048
Sr. Sec’d. Notes, 144A(aa)	5.125	02/15/25	1,620	1,582,739
Sr. Sec’d. Notes, 144A(aa)	6.625	06/01/27	2,135	1,950,121

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)

VZ Secured Financing BV (Netherlands), Sr. Sec’d. Notes, 144A	5.000%	01/15/32	1,800	$1,359,738
				37,017,148
Metal Fabricate/Hardware 0.1%
Roller Bearing Co. of America, Inc., Sr. Unsec’d. Notes, 144A	4.375	10/15/29	525	445,558
Mining 2.3%
Arsenal AIC Parent LLC, Sr. Sec’d. Notes, 144A	8.000	10/01/30	275	271,546
Eldorado Gold Corp. (Turkey), Sr. Unsec’d. Notes, 144A	6.250	09/01/29	1,425	1,216,594
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	03/01/26	200	175,450
Gtd. Notes, 144A	6.875	10/15/27	200	168,500
Gtd. Notes, 144A(aa)	7.500	04/01/25	2,804	2,615,011
Gtd. Notes, 144A	8.625	06/01/31	700	589,750

Hecla Mining Co., Gtd. Notes(aa)	7.250	02/15/28	700	672,635
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26	900	833,310
Gtd. Notes, 144A	6.125	04/01/29	1,270	1,133,475

New Gold, Inc. (Canada), Gtd. Notes, 144A	7.500	07/15/27	1,245	1,168,370
Novelis Corp.,
Gtd. Notes, 144A	3.875	08/15/31	800	625,417
Gtd. Notes, 144A	4.750	01/30/30	275	234,095
				9,704,153
Miscellaneous Manufacturing 0.5%
Amsted Industries, Inc.,
Gtd. Notes, 144A(aa)	5.625	07/01/27	1,075	993,242
Sr. Unsec’d. Notes, 144A(aa)	4.625	05/15/30	785	641,048

Trinity Industries, Inc., Gtd. Notes, 144A	7.750	07/15/28	550	543,161
				2,177,451

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Office/Business Equipment 0.1%
CDW LLC/CDW Finance Corp., Gtd. Notes	3.250%	02/15/29	685	$581,363
Oil & Gas 8.8%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	550	546,412
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24(d)	5,325	533
Antero Resources Corp.,
Gtd. Notes, 144A	5.375	03/01/30	775	707,736
Gtd. Notes, 144A	7.625	02/01/29	879	891,007
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	25	24,160
Gtd. Notes, 144A	9.000	11/01/27	527	666,136
Sr. Unsec’d. Notes, 144A(aa)	8.250	12/31/28	2,192	2,176,870

Athabasca Oil Corp. (Canada), Sec’d. Notes, 144A(aa)	9.750	11/01/26	1,650	1,703,625
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	375	364,118
Gtd. Notes, 144A	5.875	02/01/29	750	706,319
Gtd. Notes, 144A	6.750	04/15/29	625	612,469

CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25	1,175	1,155,594
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28	725	730,204
Gtd. Notes, 144A	8.625	11/01/30	325	330,792

CNX Resources Corp., Gtd. Notes, 144A	7.250	03/14/27	1,175	1,157,103
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	600	512,991
Gtd. Notes, 144A	6.750	03/01/29	975	888,122
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.250	05/01/26	125	120,919
Gtd. Notes, 144A	9.250	02/15/28	850	861,990
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	05/01/29	326	307,150
Sr. Unsec’d. Notes, 144A	5.625	10/15/25	525	520,041

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Diamond Foreign Asset Co./Diamond Finance LLC, Sec’d. Notes, 144A	8.500%	10/01/30	300	$290,940
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28	925	887,826
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	275	247,661
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	850	754,993
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	625	547,689
Sr. Unsec’d. Notes, 144A(aa)	6.250	11/01/28	1,808	1,690,475
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	750	654,671
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	5.875	02/01/29	375	349,687
Gtd. Notes, 144A	7.125	02/01/27	102	102,765
Nabors Industries Ltd.,
Gtd. Notes, 144A	7.250	01/15/26	975	911,625
Gtd. Notes, 144A	7.500	01/15/28	1,325	1,166,000
Nabors Industries, Inc.,
Gtd. Notes(aa)	5.750	02/01/25	1,400	1,358,889
Gtd. Notes, 144A	7.375	05/15/27	50	46,763

Noble Finance II LLC, Gtd. Notes, 144A	8.000	04/15/30	225	225,773
Parkland Corp. (Canada),
Gtd. Notes, 144A	4.500	10/01/29	525	451,552
Gtd. Notes, 144A	4.625	05/01/30	1,325	1,129,562

Permian Resources Operating LLC, Gtd. Notes, 144A	7.000	01/15/32	425	413,873
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A	6.875	01/15/29	275	254,375
Gtd. Notes, 144A(aa)	7.125	01/15/26	1,210	1,184,287
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	100	97,367
Gtd. Notes, 144A	4.750	02/15/30	575	511,404

SilverBow Resources, Inc., Sec’d. Notes, 144A, 3 Month LIBOR + 0.750%^	13.052(c)	12/15/28	1,900	1,866,750
Southwestern Energy Co.,
Gtd. Notes	4.750	02/01/32	1,300	1,117,953
Gtd. Notes	5.375	02/01/29	375	346,947
Gtd. Notes	5.375	03/15/30	1,800	1,651,206
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29	1,630	1,412,436

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Sunoco LP/Sunoco Finance Corp., (cont’d.)
Gtd. Notes	4.500%	04/30/30	700	$600,316
Transocean, Inc.,
Gtd. Notes, 144A	7.500	01/15/26	1,400	1,341,004
Gtd. Notes, 144A	8.000	02/01/27	100	93,551

Valaris Ltd., Sec’d. Notes, 144A	8.375	04/30/30	350	343,000
Vital Energy, Inc.,
Gtd. Notes	9.750	10/15/30	225	220,558
Gtd. Notes	10.125	01/15/28	200	200,577
				37,456,766
Packaging & Containers 2.4%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%(aa)	6.500	06/30/27	1,266	734,553
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Sr. Unsec’d. Notes, 144A	5.250	08/15/27	475	344,375
Graham Packaging Co., Inc., Gtd. Notes, 144A(aa)	7.125	08/15/28	1,360	1,055,024
Graphic Packaging International LLC, Gtd. Notes	4.125	08/15/24	300	293,537
Intelligent Packaging Holdco Issuer LP (Canada), Sr. Unsec’d. Notes, 144A, Cash coupon 9.000% or PIK 9.750%	9.000	01/15/26	300	252,000
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28	1,184	982,720
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28	425	363,108
Sr. Sec’d. Notes, 144A	6.750	07/15/26	250	230,369
Sr. Sec’d. Notes, 144A	9.500	11/01/28	200	194,571
Sr. Unsec’d. Notes, 144A(aa)	8.250	11/01/29	1,250	928,125
Sr. Unsec’d. Notes, 144A	10.500	07/15/27	800	695,569

Mauser Packaging Solutions Holding Co., Sr. Sec’d. Notes, 144A	7.875	08/15/26	650	608,989
OI European Group BV, Gtd. Notes, 144A	4.750	02/15/30	325	276,546

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.375%	08/15/25	500	$487,634
Gtd. Notes, 144A	6.625	05/13/27	230	218,803
Gtd. Notes, 144A	7.250	05/15/31	400	366,030

Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/28	725	619,655
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125	02/01/28	150	142,670
Trident TPI Holdings, Inc., Gtd. Notes, 144A(aa)	12.750	12/31/28	1,275	1,306,793
TriMas Corp., Gtd. Notes, 144A	4.125	04/15/29	325	272,376
				10,373,447
Pharmaceuticals 2.4%
AdaptHealth LLC,
Gtd. Notes, 144A(aa)	4.625	08/01/29	1,225	915,911
Gtd. Notes, 144A	5.125	03/01/30	525	399,388
Gtd. Notes, 144A	6.125	08/01/28	845	698,458

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27	1,100	494,230
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	975	360,750
Gtd. Notes, 144A	5.000	02/15/29	1,150	399,625
Gtd. Notes, 144A(aa)	5.250	01/30/30	2,325	805,031
Gtd. Notes, 144A	5.250	02/15/31	2,635	922,250
Gtd. Notes, 144A(aa)	6.250	02/15/29	4,110	1,489,875
Gtd. Notes, 144A	7.000	01/15/28	250	102,500
Gtd. Notes, 144A	9.000	12/15/25	500	435,000

Jazz Securities DAC, Sr. Sec’d. Notes, 144A	4.375	01/15/29	355	307,075
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28	375	323,961
Sr. Unsec’d. Notes, 144A	5.125	04/30/31	2,425	1,894,881

P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A	7.750	11/15/25	950	637,938
				10,186,873

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines 5.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375%	06/15/29	975	$888,640
Gtd. Notes, 144A(aa)	5.750	01/15/28	2,425	2,276,542

Cheniere Energy Partners LP, Gtd. Notes	4.000	03/01/31	1,575	1,318,526
Cheniere Energy, Inc., Sr. Sec’d. Notes(aa)	4.625	10/15/28	2,750	2,513,172
CNX Midstream Partners LP, Gtd. Notes, 144A	4.750	04/15/30	100	82,415
Energy Transfer LP, Jr. Sub. Notes, Series G(aa)	7.125(ff)	05/15/30(oo)	1,075	903,946
EQM Midstream Partners LP,
Sr. Unsec’d. Notes	5.500	07/15/28	50	46,687
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	351	344,299
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	1,275	1,245,285
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	125	124,168
Sr. Unsec’d. Notes, 144A	7.500	06/01/30	525	516,749
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.875	01/15/29	375	333,312
Gtd. Notes(aa)	7.000	08/01/27	750	706,681

Howard Midstream Energy Partners LLC, Sr. Unsec’d. Notes, 144A	8.875	07/15/28	250	252,099
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A(aa)	6.875	04/15/40	2,050	1,707,497
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A(aa)	5.500	01/15/28	1,829	1,609,676
Gtd. Notes, 144A	6.000	12/31/30	450	381,474
Gtd. Notes, 144A	7.500	10/01/25	200	197,533
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	985	821,757
Sr. Sec’d. Notes, 144A	4.125	08/15/31	285	229,588
Sr. Sec’d. Notes, 144A	6.250	01/15/30	300	283,026
Venture Global LNG, Inc.,
Sr. Sec’d. Notes, 144A	9.500	02/01/29	2,350	2,383,623
Sr. Sec’d. Notes, 144A(aa)	9.875	02/01/32	2,500	2,535,589

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Western Midstream Operating LP,
Sr. Unsec’d. Notes(aa)	4.050%	02/01/30		1,275	$1,104,113
Sr. Unsec’d. Notes	5.500	08/15/48		75	56,486
					22,862,883
Real Estate 1.4%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25		1,325	1,250,614
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	7.750	09/01/30		250	245,598
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29		1,175	953,019
Gtd. Notes, 144A	4.375	02/01/31		875	672,241
Gtd. Notes, 144A	5.375	08/01/28		590	519,190

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29		1,700	1,340,359
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A	5.250	04/15/30		550	343,748
Gtd. Notes, 144A	5.750	01/15/29		700	442,497
					5,767,266
Real Estate Investment Trusts (REITs) 2.1%
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31		861	592,687
Gtd. Notes	9.750	06/15/25		1,275	1,237,312
Sr. Unsec’d. Notes	4.750	05/01/24		50	46,925
Sr. Unsec’d. Notes(aa)	4.750	02/15/28		1,375	1,001,617
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	0.993	10/15/26	EUR	200	155,859
Gtd. Notes	3.500	03/15/31		125	76,032
Gtd. Notes(aa)	5.000	10/15/27		2,125	1,646,210

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A(aa)	7.500	06/01/25		1,665	1,651,316
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, 144A	4.500	02/15/29		225	191,583

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.500%	01/15/28		2,000	$1,808,929
Gtd. Notes, 144A(aa)	4.625	12/01/29		825	713,820
					9,122,290
Retail 6.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A(aa)	4.000	10/15/30		2,600	2,120,638
Sr. Sec’d. Notes, 144A	3.875	01/15/28		338	300,820

Arko Corp., Gtd. Notes, 144A	5.125	11/15/29		625	506,540
At Home Group, Inc.,
Gtd. Notes, 144A	7.125	07/15/29		1,100	229,042
Sr. Sec’d. Notes, 144A	4.875	07/15/28		125	42,748

BCPE Ulysses Intermediate, Inc., Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%	7.750	04/01/27		225	190,690
Beacon Roofing Supply, Inc., Sr. Sec’d. Notes, 144A	6.500	08/01/30		125	119,413
Brinker International, Inc.,
Gtd. Notes, 144A	5.000	10/01/24		450	438,976
Gtd. Notes, 144A	8.250	07/15/30		900	869,016

Carrols Restaurant Group, Inc., Gtd. Notes, 144A	5.875	07/01/29		650	526,816
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.375	02/07/25	EUR	654	675,387
Sr. Sec’d. Notes	6.250	10/30/25	EUR	661	685,803
Sr. Sec’d. Notes, 144A	6.750	02/07/25		725	717,315
Sr. Sec’d. Notes, 144A	8.500	10/30/25		1,450	1,424,625
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes, 144A (original cost $115,938; purchased 08/02/22 - 08/04/22)(f)	5.375	04/01/26		125	117,085
Sr. Unsec’d. Notes, 144A (original cost $850,675; purchased 08/02/22 - 08/22/22)(f)	5.875	04/01/29		980	865,494
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A(aa)	6.750	01/15/30		2,400	1,907,232
Sr. Sec’d. Notes, 144A	4.625	01/15/29		550	463,423

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)

Foundation Building Materials, Inc., Gtd. Notes, 144A(aa)	6.000%	03/01/29	1,150	$948,578
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29	1,325	1,013,580
Gtd. Notes, 144A	3.875	10/01/31	800	576,402

LBM Acquisition LLC, Gtd. Notes, 144A(aa)	6.250	01/15/29	1,550	1,224,641
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A	4.875	05/01/29	1,550	1,301,763
Sr. Unsec’d. Notes, 144A	8.250	08/01/31	400	382,338
Park River Holdings, Inc.,
Gtd. Notes, 144A(aa)	5.625	02/01/29	1,725	1,270,257
Sr. Unsec’d. Notes, 144A	6.750	08/01/29	200	152,193
Patrick Industries, Inc.,
Gtd. Notes, 144A	4.750	05/01/29	375	306,619
Gtd. Notes, 144A	7.500	10/15/27	675	643,112

Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(aa)	5.625	12/01/25	1,975	1,908,802
SRS Distribution, Inc., Gtd. Notes, 144A(aa)	6.000	12/01/29	1,075	895,024
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27	610	580,859
Sr. Unsec’d. Notes, 144A	5.000	06/01/31	1,275	1,067,182

Superior Plus LP/Superior General Partner, Inc. (Canada), Gtd. Notes, 144A	4.500	03/15/29	1,500	1,275,000
White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875	10/15/28	950	831,788
				26,579,201
Software 0.8%
Black Knight InfoServ LLC, Gtd. Notes, 144A	3.625	09/01/28	1,643	1,465,357
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A	4.875	07/01/29	1,425	1,201,473
Sr. Sec’d. Notes, 144A	3.875	07/01/28	1,075	926,734
				3,593,564

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications 4.0%
Altice France SA (France), Sr. Sec’d. Notes, 144A(aa)	8.125%	02/01/27	1,855	$1,562,838
Digicel Group Holdings Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% (original cost $711,770; purchased 01/04/22)(f)	8.000	04/01/25(d)	763	152,658
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A (original cost $152,500; purchased 03/09/23)(f)	8.000	12/31/26(d)	610	12,200
Gtd. Notes, 144A, Cash coupon 13.000% (original cost $717,757; purchased 10/19/23)(f)	13.000	12/31/25(d)	1,025	707,526
Sr. Sec’d. Notes, 144A (original cost $768,426; purchased 10/19/23)(f)	8.750	05/25/24	850	778,542
Sr. Sec’d. Notes, 144A (original cost $496,220; purchased 10/19/23)(f)	8.750	05/25/24	525	480,865

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23(d)	7,768	194,200
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	6.500	10/15/26	1,095	1,019,719
Sr. Sec’d. Notes, 144A	7.000	10/15/28	375	338,438

Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A(aa)	6.500	03/15/30	2,365	2,075,287
Level 3 Financing, Inc.,
Gtd. Notes, 144A	3.750	07/15/29	400	203,174
Gtd. Notes, 144A	4.250	07/01/28	1,555	878,162
Gtd. Notes, 144A	4.625	09/15/27	400	269,395
Sr. Sec’d. Notes, 144A	10.500	05/15/30	553	553,475
Sprint Capital Corp.,
Gtd. Notes	6.875	11/15/28	700	716,127
Gtd. Notes	8.750	03/15/32	706	793,857
Sprint LLC,
Gtd. Notes	7.125	06/15/24	250	251,345
Gtd. Notes(aa)	7.625	02/15/25	2,725	2,762,449
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	5.625	09/15/25	3,200	2,970,715
Sr. Unsec’d. Notes, 144A	7.500	05/30/31	500	326,937
				17,047,909

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation 0.5%
Forward Air Corp., Sr. Sec’d. Notes, 144A	9.500%	10/15/31	1,500	$1,462,257
XPO Escrow Sub LLC, Gtd. Notes, 144A	7.500	11/15/27	325	324,577
XPO, Inc., Gtd. Notes, 144A	7.125	06/01/31	150	146,131
				1,932,965
Trucking & Leasing 0.1%
Fortress Transportation & Infrastructure Investors LLC, Gtd. Notes, 144A	5.500	05/01/28	450	409,906

Total Corporate Bonds (cost $547,716,583)				461,800,314
Floating Rate and Other Loans 4.1%
Airlines 0.3%
United Airlines, Inc., Class B Term Loan, 1 Month SOFR + 3.864%	9.189(c)	04/21/28	1,199	1,200,709
Chemicals 0.1%
Venator Finance Sarl, Term Loan, 3 Month SOFR + 10.000%	15.426(c)	10/12/28	598	584,897
Computers 0.6%
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.850%	9.165(c)	03/01/29	1,355	1,289,234
NCR Atleos, LLC, Term B Loan, 1 Month SOFR + 4.850%	10.176(c)	03/27/29	1,100	1,049,584
				2,338,818
Electric 0.1%
Heritage Power LLC, Term Loan B, 3 Month LIBOR + 6.000%	12.500(c)	07/30/26(d)	2,004	401,352

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Housewares 0.2%
SWF Holdings I Corp., Initial Term Loan, 1 Month SOFR + 4.114%	9.439%(c)	10/06/28		1,000	$816,483
Insurance 0.4%
Acrisure LLC,
2021-1 Additional Term Loan, 1 Month LIBOR + 3.750%	9.189(c)	02/15/27		473	463,137
Term Loan B 2020, 1 Month LIBOR + 3.500%	8.939(c)	02/15/27		298	290,086

Asurion LLC, New B-4 Term Loan, 1 Month SOFR + 5.364%	10.689(c)	01/20/29		1,080	920,700
					1,673,923
Media 0.7%
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.835(c)	01/18/28		1,489	1,387,639
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 10.100%	12.775(c)	05/25/26		1,315	493,117
Second Lien Term Loan, 6 Month SOFR + 3.500%	8.669(c)	08/24/26		3,201	36,012

Radiate Holdco LLC, Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%	8.689(c)	09/25/26		584	481,732
Univision Communications, Inc., 2021 Replacement Term Loan, 1 Month SOFR + 3.364%	8.689(c)	03/15/26		433	429,067
					2,827,567
Mining 0.5%
Rain Carbon GmbH (Germany), 2023 Replacement Term Loan, 3 Month EURIBOR + 5.000%	8.787(c)	10/31/28	EUR	2,000	2,089,747

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Retail 0.3%
EG America LLC (United Kingdom), New Term Loan B, 1 Month SOFR + 4.364%	9.664%(c)	03/12/26	257	$256,291
Great Outdoors Group LLC, Term B-2 Loan, 3 Month SOFR + 4.012%	9.402(c)	03/06/28	1,191	1,180,326
				1,436,617
Software 0.5%
Boxer Parent Co., Inc.,
2021 Replacement Dollar Term Loan, 1 Month SOFR + 3.864%	9.189(c)	10/02/25	220	219,481
Second Lien Incremental Term Loan, 1 Month SOFR + 5.614%	10.939(c)	02/27/26	350	346,937

Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	10.699(c)	07/14/28	1,699	1,542,199
				2,108,617
Telecommunications 0.4%
Digicel International Finance Ltd. (Jamaica), First Lien Initial Term B Loan, 6 Month LIBOR + 3.250%	8.981(c)	05/27/24	174	158,713
MLN US HoldCo LLC,
3L Term B Loans, 3 Month SOFR + 9.350%^	14.745(c)	10/18/27	4	320
Initial Term Loan, 3 Month SOFR + 6.440%	11.935(c)	10/18/27	25	17,019
Initial Term Loan (Second Out (First Lien Roll-Up)), 3 Month SOFR + 6.800%	12.195(c)	10/18/27	57	14,567
Xplornet Communications, Inc. (Canada),
First Lien Refinancing Term Loan, 3 Month SOFR + 4.262%	9.652(c)	10/02/28	1,956	1,302,290
Initial Term Loan- Second Lien, 3 Month SOFR + 7.114%	12.505(c)	10/01/29	1,055	375,404
				1,868,313

Total Floating Rate and Other Loans (cost $21,925,306)				17,347,043

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks 2.0%
Chemicals 0.7%
TPC Group, Inc. (original cost $734,508; purchased 12/15/22)*^(f)	67,793	$1,491,446
Venator Materials PLC*	315,920,734	1,262,103
		2,753,549
Electric Utilities 0.2%
GenOn Energy Holdings, Inc. (Class A Stock)^	9,187	680,757
Keycon Power Holdings LLC^	2,600	265,200
		945,957
Gas Utilities 0.3%
Ferrellgas Partners LP (Class B Stock) (original cost $2,052,750; purchased 05/06/15 - 09/19/19)(f)	7,475	1,277,661
Hotels, Restaurants & Leisure 0.1%
CEC Entertainment, Inc.	22,321	394,345
Oil, Gas & Consumable Fuels 0.4%
Chesapeake Energy Corp.	20,010	1,722,461
Wireless Telecommunication Services 0.3%
Intelsat Emergence SA (Luxembourg)*	59,619	1,466,628

Total Common Stocks (cost $9,473,578)		8,560,601
Preferred Stock 0.6%
Electronic Equipment, Instruments & Components
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31 (original cost $2,635,000; purchased 03/29/21 - 07/08/22)^(f) (cost $2,571,250)	2,625	2,625,000

Units
Rights* 0.0%
Wireless Telecommunication Services
Intelsat Jackson Holdings SA, Series A (Luxembourg), CVR, expiring 12/05/25^	6,242	39,012

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Units	Value
Rights* (Continued)
Wireless Telecommunication Services (cont’d.)
Intelsat Jackson Holdings SA, Series B (Luxembourg), CVR, expiring 12/05/25^	6,242	$24,968

Total Rights (cost $150)		63,980

Total Long-Term Investments (cost $619,801,411)		528,861,619

	Shares
Short-Term Investment 4.0%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (cost $17,052,541)(wb)	17,052,541	17,052,541

TOTAL INVESTMENTS 127.9% (cost $636,853,952)		545,914,160
Liabilities in excess of other assets(z) (27.9)%		(118,944,554)

Net Assets 100.0%		$426,969,606

EUR—Euro

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BARC—Barclays Bank PLC
BNYM—Bank of New York Mellon
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CVR—Contingent Value Rights
DAC—Designated Activity Company
EURIBOR—Euro Interbank Offered Rate
GSI—Goldman Sachs International
iBoxx—Bond Market Indices
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MSI—Morgan Stanley & Co International PLC
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
T—Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $6,993,453 and 1.6% of net assets.
(aa)	Represents security, or a portion thereof, with aggregate value of $167,152,357 segregated as collateral for amount of $130,000,000 borrowed and outstanding as of October 31, 2023.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2023.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $20,711,552. The aggregate value of $11,206,703 is 2.6% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at October 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
123	2 Year U.S. Treasury Notes	Dec. 2023	$24,897,891	$(83,644)
404	5 Year U.S. Treasury Notes	Dec. 2023	42,208,530	(728,020)
142	10 Year U.S. Treasury Notes	Dec. 2023	15,076,407	(507,282)
				(1,318,946)
Short Positions:
11	20 Year U.S. Treasury Bonds	Dec. 2023	1,203,813	120,186
2	30 Year U.S. Ultra Treasury Bonds	Dec. 2023	225,125	24,560
				144,746
				$(1,174,200)
Forward foreign currency exchange contracts outstanding at October 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 11/02/23	BNYM	EUR	3,530	$3,732,491	$3,735,256	$2,765	$—

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Forward foreign currency exchange contracts outstanding at October 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 11/02/23	BARC	EUR	3,530	$3,739,201	$3,735,256	$3,945	$—
Expiring 12/04/23	BNYM	EUR	3,530	3,737,295	3,740,572	—	(3,277)
				$7,476,496	$7,475,828	3,945	(3,277)
						$6,710	$(3,277)
Credit default swap agreements outstanding at October 31, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at October 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.41.V1	12/20/28	1.000%(Q)	41,420	$(581,678)	$(428,894)	$152,784

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2023(4)	Value at Trade Date	Value at October 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.41.V1	12/20/28	5.000%(Q)	24,315	5.161%	$183,349	$(8,822)	$(192,171)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at October 31, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 5.350%	MSI	03/20/24	10,525	$(275,297)	$—	$(275,297)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.350%	GSI	12/20/23	(5,060)	256,387	—	256,387
					$(18,910)	$—	$(18,910)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).